GOF SA5 09/23

FRANKLIN CUSTODIAN FUNDS

FRANKLIN GOLD AND PRECIOUS METALS FUND

FRANKLIN MANAGED TRUST

FRANKLIN VALUE INVESTORS TRUST

SUPPLEMENT DATED SEPTEMBER 21, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

1) For each of the funds listed in Schedule A, all references to “The Bank of New York Mellon” under the heading “Policies and Procedures Regarding the Release of Portfolio Holdings” are replaced with “JPMorgan Chase Bank.”

2) For each of the funds listed in Schedule A, all references to “The Bank of New York Mellon” under the “Custodian” section under “Management and Other Service” are replaced with “JPMorgan Chase Bank,” and the reference to the address of Bank of New York Mellon’s principal office is replaced with “270 Park Avenue, New York, NY 10017-2070,” the address of JPMorgan Chase Bank.

SCHEDULE A

Fund	Date of SAI
FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund......................................................................................................................	February 1, 2023
Franklin Growth Fund...........................................................................................................................	February 1, 2023
Franklin Utilities Fund...........................................................................................................................	February 1, 2023

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund……………………………………………………………………	December 1, 2022

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund………………………………………………………………………………	February 1, 2023

FRANKLIN VALUE INVESTORS TRUST
Franklin Mutual U.S. Mid Cap Value Fund………………………………………………………………….	March 1, 2023

Please retain this supplement for future reference